Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Sep. 30, 2018 yr $ / shares shares	Sep. 30, 2017 yr $ / shares	Sep. 30, 2016 yr $ / shares	Sep. 30, 2015 yr $ / shares
Shares under option | shares	175,551
Weighted average exercise price	$ 21.52	$ 22.18	$ 22.52	$ 21.95
Weighted average remaining life | yr	6.3	6.3	6.2	5.8
$16.50 - $20.63 Non-exercisable
Shares under option | shares	33,960
Weighted average exercise price	$ 18.57
Weighted average remaining life | yr	9.1
Minimum exercise price	$ 16.50
Maximum exercise price	$ 20.63
$20.64 - $25.78 Non-exercisable
Shares under option | shares	36,600
Weighted average exercise price	$ 22.08
Weighted average remaining life | yr	7.8
Minimum exercise price	$ 20.64
Maximum exercise price	$ 25.78
$25.79 - $32.23 Non-exercisable
Shares under option | shares	4,175
Weighted average exercise price	$ 28.01
Weighted average remaining life | yr	5.9
Minimum exercise price	$ 25.79
Maximum exercise price	$ 32.23
Non-exercisable
Shares under option | shares	74,735
Weighted average exercise price	$ 20.81
Weighted average remaining life | yr	8.3
$16.50 - $20.63
Shares under option | shares	40,062
Weighted average exercise price	$ 18.55
Weighted average remaining life | yr	2.5
Minimum exercise price	$ 16.50
Maximum exercise price	$ 20.63
$20.64 - $25.78
Shares under option | shares	45,711
Weighted average exercise price	$ 22.89
Weighted average remaining life | yr	6.7
Minimum exercise price	$ 20.64
Maximum exercise price	$ 25.78
$25.79 - $32.23
Shares under option | shares	15,043
Weighted average exercise price	$ 28.83
Weighted average remaining life | yr	5.7
Minimum exercise price	$ 25.79
Maximum exercise price	$ 32.23
Exercisable
Shares under option | shares	100,816
Weighted average exercise price	$ 22.05
Weighted average remaining life | yr	4.9